Share Capital (Earnings (loss) per share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Abstract]
Net (loss) earnings	$ 96.1	$ (72.6)
Weighted average number of common shares outstanding (in shares)	390,160	389,816
Basic loss per share (usd per share)	$ 0.25	$ (0.19)
Dilutive effect of potential common share equivalents (in shares)	3,267	0
Diluted weighted average number of common shares outstanding (in shares)	393,427	389,816
Diluted loss per share (usd per share)	$ 0.24	$ (0.19)